UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford Multifactor Funds

Semi-Annual Report

March 31, 2021 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Multifactor Mutual Funds. The following is the Funds’ Semi-Annual Report for the period from October 1, 2020 through March 31, 2021.

Market Review

During the six months ended March 31, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 19.07%. The strong returns for the period reflect a growing belief among investors that the worst days of the coronavirus (COVID-19) pandemic may soon be behind us, and that a sustained period of global economic growth seems within reach.

Optimism was often hard to sustain during the difficult months of 2020. The six-month period covered in this report followed many months of soaring unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Governments around the world, including here in the U.S., averted further economic disruption by providing unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, which was seen as a positive for markets. During the same month, there came the pivotal announcements that a pair of safe and effective COVID-19 vaccines were ready for FDA approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a major $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 500,000 lives lost by March. New viral variants from the United Kingdom and South Africa took root in the U.S., threatening to prolong the pandemic despite a rise in vaccination rates. Nonetheless, by the end of the period, over 165 million COVID-19 vaccine doses had been distributed in the United States.2

Meanwhile, Congress fast-tracked approval of the Biden administration’s proposed $1.9 trillion economic stimulus package. A proposal for an additional $2 trillion in infrastructure spending soon followed. As investors digested the blizzard of new policy initiatives, rates on bellwether 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation.

As vaccinations continue to ramp up in the U.S. and abroad, we’re cautiously allowing ourselves to imagine the return of family barbecues, baseball games, re-opened schools, and indoor dining – in a word, normalcy. As we move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Multifactor Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Forbes.com, “40% of U.S. Adults Now Vaccinated, But Here Are All The Countries Doing Even Better”, 4/4/2021.

Hartford Multifactor Funds

Hartford Multifactor International Fund

Fund Overview

March 31, 2021 (Unaudited)

Inception 05/31/2019 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Class R3	15.69%	37.66%	7.28%
Class R4	15.73%	37.67%	7.30%
Class R5	15.80%	37.98%	7.46%
Class R6	15.82%	38.02%	7.48%
Class Y	15.80%	37.97%	7.45%
Class F	15.82%	38.02%	7.48%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	16.48%	39.10%	8.14%
MSCI World ex USA Index (Net)	20.53%	45.86%	13.77%

[1]	Not Annualized
[2]	Inception: 05/31/2019

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 03/31/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class R3	8.42%	1.04%
Class R4	8.21%	0.74%
Class R5	7.83%	0.44%
Class R6	7.82%	0.34%
Class Y	7.83%	0.44%
Class F	7.82%	0.34%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 01/31/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory and economic developments. These risks may be greater, and include additional risks, in particular geographic regions or countries. • Investments focused in a country, region, sector, industry or group of industries may increase volatility and risk. • Mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.6%
Consumer Discretionary	10.8
Consumer Staples	11.0
Energy	1.4
Financials	15.1
Health Care	12.0
Industrials	14.2
Information Technology	6.9
Materials	7.2
Real Estate	5.4
Utilities	6.7

Total	98.3%

Short-Term Investments	1.6
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Multifactor Large Cap Value Fund

Fund Overview

March 31, 2021 (Unaudited)

Inception 05/31/2019 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded value-oriented U.S. equity securities.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Class R3	21.47%	41.86%	10.74%
Class R4	21.60%	41.99%	10.81%
Class R5	21.59%	42.10%	10.89%
Class R6	21.58%	42.06%	10.95%
Class Y	21.59%	42.10%	10.88%
Class F	21.58%	42.06%	10.95%
Hartford Multifactor Large Cap Value Index	22.67%	45.65%	11.92%
Russell 1000 Value Index (Gross)	29.34%	56.09%	17.02%

[1]	Not Annualized
[2]	Inception: 05/31/2019

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 03/31/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class R3	15.68%	0.94%
Class R4	15.44%	0.64%
Class R5	15.11%	0.34%
Class R6	15.03%	0.24%
Class Y	15.11%	0.34%
Class F	15.03%	0.24%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 01/31/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in a sector, industry or group of industries may increase volatility and risk.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.2%
Consumer Discretionary	6.1
Consumer Staples	4.3
Energy	4.1
Financials	20.3
Health Care	11.6
Industrials	15.6
Information Technology	10.7
Materials	5.5
Real Estate	4.7
Utilities	5.4

Total	97.5%

Short-Term Investments	0.1
Other Assets & Liabilities	2.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Funds

Benchmark Glossary (Unaudited)

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the United States by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Multifactor Large Cap Value Index is designed to capture the performance potential of US equities by seeking the enhanced return potential of multiple risk factors while maintaining targeted ranges of exposures across size and sector dimensions.

MSCI World ex USA Index (Net) (reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to capture large and mid cap representation across developed markets countries – excluding the United States.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

4

Hartford Multifactor Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2020 through March 31, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’s annualized expense ratio multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses paid during the period October 1, 2020 through March 31, 2021	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses paid during the period October 1, 2020 through March 31, 2021	Annualized expense ratio
Hartford Multifactor International Fund

Class R3	$1,000.00	$1,156.90	$3.98	$1,000.00	$1,021.24	$3.73	0.74%
Class R4	$1,000.00	$1,157.30	$3.01	$1,000.00	$1,022.14	$2.82	0.56%
Class R5	$1,000.00	$1,158.00	$2.04	$1,000.00	$1,023.04	$1.92	0.38%
Class R6	$1,000.00	$1,158.20	$1.83	$1,000.00	$1,023.24	$1.72	0.34%
Class Y	$1,000.00	$1,158.00	$2.10	$1,000.00	$1,022.99	$1.97	0.39%
Class F	$1,000.00	$1,158.20	$1.83	$1,000.00	$1,023.24	$1.72	0.34%

Hartford Multifactor Large Cap Value Fund

Class R3	$1,000.00	$1,214.70	$3.15	$1,000.00	$1,022.09	$2.87	0.57%
Class R4	$1,000.00	$1,216.00	$2.54	$1,000.00	$1,022.64	$2.32	0.46%
Class R5	$1,000.00	$1,215.90	$1.71	$1,000.00	$1,023.39	$1.56	0.31%
Class R6	$1,000.00	$1,215.80	$1.33	$1,000.00	$1,023.74	$1.21	0.24%
Class Y	$1,000.00	$1,215.90	$1.71	$1,000.00	$1,023.39	$1.56	0.31%
Class F	$1,000.00	$1,215.80	$1.33	$1,000.00	$1,023.74	$1.21	0.24%

5

Hartford Multifactor International Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Australia - 8.3%
1,750	AGL Energy Ltd.	$12,865
325	Ansell Ltd.	9,716
9	ASX Ltd.	487
1,082	Aurizon Holdings Ltd.	3,215
2,566	AusNet Services	3,587
613	Australia & New Zealand Banking Group Ltd.	13,161
715	Bendigo & Adelaide Bank Ltd.	5,476
538	BHP Group Ltd.	18,663
1,212	BlueScope Steel Ltd.	17,885
13	Commonwealth Bank of Australia	853
387	Computershare Ltd.	4,441
55	CSL Ltd.	11,116
2,523	Dexus REIT	18,760
783	Evolution Mining Ltd.	2,439
1,440	Fortescue Metals Group Ltd.	21,946
124	GPT Group REIT	435
1,925	Harvey Norman Holdings Ltd.	8,413
443	JB Hi-Fi Ltd.	17,484
1,697	Medibank Pvt Ltd.	3,617
2,633	Metcash Ltd.	7,389
582	Mineral Resources Ltd.	16,895
1,943	Mirvac Group REIT	3,706
226	Premier Investments Ltd.	4,484
38	Pro Medicus Ltd.	1,198
133	Reece Ltd.	1,738
643	Sonic Healthcare Ltd.	17,195
166	Suncorp Group Ltd.	1,251
4,666	Telstra Corp. Ltd.	12,082
178	Washington H Soul Pattinson & Co., Ltd.	4,285
577	Wesfarmers Ltd.	23,171
621	Woolworths Group Ltd.	19,341

		287,294

	Austria - 0.3%
105	Andritz AG	4,719
8	Mayr Melnhof Karton AG	1,645
58	Oesterreichische Post AG	2,538
192	UNIQA Insurance Group AG	1,441
37	Vienna Insurance Group AG Wiener Versicherung Gruppe	959

		11,302

	Belgium - 1.4%
14	Ackermans & van Haaren N.V.	2,225
280	Ageas S.A.	16,908
12	Cofinimmo S.A. REIT	1,747
134	Etablissements Franz Colruyt N.V.	7,989
40	Groupe Bruxelles Lambert S.A.	4,138
489	Proximus S.A.	10,640
40	UCB S.A.	3,802
10	VGP N.V.	1,600

		49,049

	Canada - 10.7%
264	Algonquin Power & Utilities Corp.(1)	4,182
292	Alimentation Couche-Tard, Inc. Class B	9,415
54	Atco Ltd. Class I	1,793
800	B2Gold Corp.	3,444
150	Bank of Montreal	13,371
135	Bank of Nova Scotia	8,446
206	Barrick Gold Corp.	4,086
427	BCE, Inc.	19,276
200	Cameco Corp.	3,317
155	Canadian Apartment Properties REIT	6,643
29	Canadian Imperial Bank of Commerce	2,839

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Canada - 10.7% - (continued)
18	Canadian National Railway Co.	$2,089
355	Canadian Solar, Inc.*	17,619
10	Canadian Tire Corp. Ltd. Class A	1,419
124	CGI, Inc.*	10,329
4	Constellation Software, Inc.	5,586
151	Emera, Inc.	6,720
383	Empire Co., Ltd. Class A	11,941
100	Enghouse Systems Ltd.	4,638
100	Finning International, Inc.	2,543
212	Fortis, Inc.	9,199
149	George Weston Ltd.	13,194
437	Great-West Lifeco, Inc.	11,628
394	Hydro One Ltd.(2)	9,177
60	iA Financial Corp., Inc.	3,262
58	IGM Financial, Inc.	1,768
1,863	Kinross Gold Corp.	12,408
331	Loblaw Cos., Ltd.	18,490
31	Magna International, Inc.	2,730
318	Manulife Financial Corp.	6,840
332	Metro, Inc.	15,146
200	Northland Power, Inc.	7,249
148	Open Text Corp.	7,057
183	Parkland Corp.	5,499
273	Power Corp. of Canada	7,175
290	Quebecor, Inc. Class B	7,786
210	Rogers Communications, Inc. Class B	9,684
228	Royal Bank of Canada	21,022
126	Saputo, Inc.	3,789
251	Shaw Communications, Inc. Class B	6,527
69	Stantec, Inc.	2,954
179	Sun Life Financial, Inc.	9,046
100	TC Energy Corp.	4,584
732	TELUS Corp.	14,579
91	Toromont Industries Ltd.	6,965
100	Toronto-Dominion Bank	6,522
200	Tourmaline Oil Corp.	3,807

		367,783

	China - 0.6%
1,000	Kerry Logistics Network Ltd.	2,998
17,900	Yangzijiang Shipbuilding Holdings Ltd.	17,079

		20,077

	Denmark - 1.9%
7	Carlsberg A/S Class B	1,073
113	Coloplast A/S Class B	16,989
11	GN Store Nord A/S	866
249	H. Lundbeck A/S	8,502
333	Novo Nordisk A/S Class B	22,439
108	Pandora A/S	11,551
6	Rockwool International A/S Class B	2,525
18	SimCorp A/S	2,229

		66,174

	Finland - 1.0%
25	Elisa Oyj	1,500
435	Kesko Oyj Class B	13,303
105	Kone Oyj Class B	8,582
104	Metsa Board Oyj	1,133
43	Nokian Renkaat Oyj	1,558
191	Orion Oyj Class B	7,653

		33,729

	France - 5.9%
34	Arkema S.A.	4,118
107	Atos SE*	8,342
74	AXA S.A.	1,987

The accompanying notes are an integral part of these financial statements.

6

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	France - 5.9% - (continued)
96	BioMerieux	$12,213
649	Bollore S.A.	3,132
593	Bouygues S.A.	23,752
713	Carrefour S.A.	12,909
93	Cie Generale des Etablissements Michelin SCA	13,929
102	Danone S.A.	6,982
3	Dassault Aviation S.A.*	3,336
75	Eiffage S.A.*	7,499
1,574	Electricite de France S.A.*	21,114
14	Faurecia SE*	745
37	Gaztransport Et Technigaz S.A.	2,948
20	Gecina S.A. REIT	2,753
48	Iliad S.A.	9,118
10	L’Oreal S.A.	3,831
1,013	Orange S.A.	12,466
67	Publicis Groupe S.A.	4,086
148	Rubis SCA	7,004
160	Sanofi	15,821
12	Sartorius Stedim Biotech	4,939
24	SEB S.A.	4,228
41	Societe BIC S.A.	2,400
8	Sodexo S.A.*	766
330	Suez	6,989
6	Trigano S.A.	1,121
149	Vivendi S.A.	4,891

		203,419

	Germany - 4.8%
141	ADO Properties S.A.*(2)	3,861
38	Allianz SE	9,666
356	Alstria Office AG REIT	5,753
692	Aroundtown S.A.	4,928
66	Aurubis AG	5,470
74	Brenntag SE	6,322
55	Covestro AG(2)	3,700
89	Deutsche Post AG	4,883
794	Deutsche Telekom AG	16,002
214	Deutsche Wohnen SE	9,983
165	Fresenius Medical Care AG & Co. KGaA	12,154
103	Fresenius SE & Co. KGaA	4,590
8	Gerresheimer AG	795
145	Lanxess AG	10,702
38	LEG Immobilien SE	4,998
149	Merck KGaA	25,487
17	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,235
127	Software AG	5,350
357	TAG Immobilien AG*	10,190
35	Talanx AG*	1,484
2,830	Telefonica Deutschland Holding AG	8,302
138	Uniper SE	4,999
10	United Internet AG	401
17	Vonovia SE	1,111

		166,366

	Hong Kong - 4.6%
1,500	BOC Hong Kong Holdings Ltd.	5,248
1,000	Champion REIT	586
3,400	Chow Tai Fook Jewellery Group Ltd.	5,205
1,000	CK Asset Holdings Ltd.	6,088
1,000	CK Hutchison Holdings Ltd.	7,989
500	CLP Holdings Ltd.	4,868
1,000	Dairy Farm International Holdings Ltd.	4,315
1,000	Hang Lung Group Ltd.	2,535
1,000	Hang Lung Properties Ltd.	2,610
700	Hang Seng Bank Ltd.	13,593

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Hong Kong - 4.6% - (continued)
2,000	Henderson Land Development Co., Ltd.	$9,026
2,500	HK Electric Investments & HK Electric Investments Ltd.	2,484
1,000	Hysan Development Co., Ltd.	3,913
2,000	Kerry Properties Ltd.	6,468
1,000	New World Development Co., Ltd.	5,195
2,000	NWS Holdings Ltd.	2,120
7,623	PCCW Ltd.	4,305
500	Power Assets Holdings Ltd.	2,960
4,000	Sino Land Co., Ltd.	5,582
3,000	SITC International Holdings Co., Ltd.	10,210
1,000	Sun Hung Kai Properties Ltd.	15,142
2,000	Swire Properties Ltd.	6,208
17,000	WH Group Ltd.(2)	13,811
4,000	Xinyi Glass Holdings Ltd.	13,140
2,000	Yue Yuen Industrial Holdings Ltd.	5,002

		158,603

	Ireland - 0.5%
64	ICON plc*	12,568
32	Kerry Group plc Class A	3,996

		16,564

	Israel - 1.2%
306	Bank Leumi Le-Israel BM	2,016
6,732	Bezeq The Israeli Telecommunication Corp. Ltd.*	7,209
115	Check Point Software Technologies Ltd.*	12,877
109	First International Bank of Israel Ltd.	3,038
1	Isracard Ltd.	3
1,318	Israel Chemicals Ltd.	7,727
70	Strauss Group Ltd.	1,887
19	Taro Pharmaceutical Industries Ltd.*	1,401
136	Tower Semiconductor Ltd.*	3,802

		39,960

	Italy - 2.6%
2,444	A2A S.p.A.	4,448
498	Assicurazioni Generali S.p.A.*	9,950
93	De’ Longhi S.p.A.	3,756
60	DiaSorin S.p.A.	9,627
1,138	Enel S.p.A.	11,320
371	Freni Brembo S.p.A.*	4,618
1,628	Hera S.p.A.	6,243
46	Interpump Group S.p.A.	2,318
1,021	Iren S.p.A.	2,824
577	Italgas S.p.A.	3,747
326	Prysmian S.p.A.	10,585
420	Snam S.p.A.	2,329
814	Terna Rete Elettrica Nazionale S.p.A.	6,147
1,366	Unipol Gruppo S.p.A.*	7,609
1,076	UnipolSai Assicurazioni S.p.A.	3,232

		88,753

	Japan - 22.2%
100	ABC-Mart, Inc.	5,647
300	Aeon Co., Ltd.	8,961
300	Air Water, Inc.	5,263
100	Ajinomoto Co., Inc.	2,050
400	Alfresa Holdings Corp.	7,723
300	Amada Co., Ltd.	3,350
100	Aozora Bank Ltd.	2,293
1,100	Astellas Pharma, Inc.	16,945
300	Azbil Corp.	12,934
100	Bandai Namco Holdings, Inc.	7,149
400	Bic Camera, Inc.	4,494
500	Bridgestone Corp.	20,327
600	Brother Industries Ltd.	13,326
200	Canon Marketing Japan, Inc.	4,451

The accompanying notes are an integral part of these financial statements.

7

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 22.2% - (continued)
500	Canon, Inc.	$11,367
100	Chubu Electric Power Co., Inc.	1,289
100	COMSYS Holdings Corp.	3,084
100	Create SD Holdings Co., Ltd.	3,257
300	Daio Paper Corp.	5,157
200	Daiwa House Industry Co., Ltd.	5,870
600	Daiwa Securities Group, Inc.	3,108
100	Ebara Corp.	4,080
100	Ezaki Glico Co., Ltd.	4,013
100	Fuji Corp.	2,567
200	FUJIFILM Holdings Corp.	11,898
100	Fujitsu Ltd.	14,551
100	GS Yuasa Corp.	2,722
600	Haseko Corp.	8,392
100	Hisamitsu Pharmaceutical Co., Inc.	6,525
300	Hitachi Ltd.	13,599
400	Honda Motor Co., Ltd.	12,058
300	Iida Group Holdings Co., Ltd.	7,269
500	ITOCHU Corp.	16,233
200	Iwatani Corp.	12,362
100	Izumi Co., Ltd.	3,927
400	Japan Post Bank Co., Ltd.	3,847
600	Japan Post Holdings Co., Ltd.*	5,347
200	Japan Post Insurance Co., Ltd.	4,109
300	Japan Tobacco, Inc.	5,763
700	K’s Holdings Corp.	9,636
800	Kajima Corp.	11,379
100	Kaken Pharmaceutical Co., Ltd.	3,918
100	Kaneka Corp.	4,115
500	KDDI Corp.	15,405
200	Kewpie Corp.	4,549
200	Kinden Corp.	3,410
100	Kyowa Exeo Corp.	2,642
100	Lawson, Inc.	4,907
100	Matsumotokiyoshi Holdings Co., Ltd.	4,461
400	Medipal Holdings Corp.	7,689
100	MEIJI Holdings Co., Ltd.	6,431
100	Mitsubishi Corp.	2,835
400	Mitsubishi Electric Corp.	6,113
100	Mitsubishi Heavy Industries Ltd.	3,114
600	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,627
100	Mitsui & Co., Ltd.	2,087
300	Mitsui Chemicals, Inc.	9,494
100	Morinaga Milk Industry Co., Ltd.	5,251
200	NEC Corp.	11,809
300	NEC Networks & System Integration Corp.	5,293
200	Nihon Kohden Corp.	5,844
100	Nihon Unisys Ltd.	3,093
100	Nippo Corp.	2,732
700	Nippon Telegraph & Telephone Corp.	18,061
100	Nippon Yusen KK	3,420
100	Nomura Research Institute Ltd.	3,107
400	Obayashi Corp.	3,672
100	Open House Co., Ltd.	4,278
500	ORIX Corp.	8,456
600	Osaka Gas Co., Ltd.	11,709
100	Otsuka Corp.	4,689
100	Pan Pacific International Holdings Corp.	2,360
900	Panasonic Corp.	11,655
100	Persol Holdings Co., Ltd.	1,966
200	Resona Holdings, Inc.	840
100	Rinnai Corp.	11,216
300	Santen Pharmaceutical Co., Ltd.	4,137
400	Sanwa Holdings Corp.	5,240
100	Sawai Pharmaceutical Co., Ltd.	4,850

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 22.2% - (continued)
100	Seiko Epson Corp.	$1,633
300	Seino Holdings Co., Ltd.	4,186
500	Sekisui Chemical Co., Ltd.	9,628
600	Sekisui House Ltd.	12,906
300	Seven & i Holdings Co., Ltd.	12,114
100	Shimamura Co., Ltd.	11,556
700	Shimizu Corp.	5,668
100	Shionogi & Co., Ltd.	5,399
400	Ship Healthcare Holdings, Inc.	11,259
300	Skylark Holdings Co., Ltd.*	4,497
100	Sompo Holdings, Inc.	3,832
600	Subaru Corp.	11,992
100	Sugi Holdings Co., Ltd.	7,936
300	Sumitomo Electric Industries Ltd.	4,511
400	Sumitomo Forestry Co., Ltd.	8,665
100	Sumitomo Heavy Industries Ltd.	2,781
100	Sumitomo Rubber Industries Ltd.	1,184
200	Sundrug Co., Ltd.	7,327
100	Suntory Beverage & Food Ltd.	3,729
100	Suzuken Co., Ltd.	3,912
100	Taisei Corp.	3,858
500	Teijin Ltd.	8,627
100	Toho Gas Co., Ltd.	6,171
400	Tohoku Electric Power Co., Inc.	3,782
100	Tokio Marine Holdings, Inc.	4,759
500	Tokyo Gas Co., Ltd.	11,139
300	Tosoh Corp.	5,746
100	Toyo Suisan Kaisha Ltd.	4,197
400	Toyota Boshoku Corp.	6,633
200	TS Tech Co., Ltd.	2,988
200	Tsumura & Co.	7,160
2,700	Yamada Denki Co., Ltd.	14,591
200	Yamaha Motor Co., Ltd.	4,922
400	Yamazaki Baking Co., Ltd.	6,463
100	Yaoko Co., Ltd.	6,148
200	Zensho Holdings Co., Ltd.	5,124

		763,820

	Luxembourg - 0.4%
34	Eurofins Scientific SE*	3,250
182	Grand City Properties S.A.	4,558
93	RTL Group S.A.*	5,454

		13,262

	Netherlands - 4.3%
292	ASR Nederland N.V.	13,051
97	Exor N.V.	8,181
137	ING Groep N.V.	1,673
920	Koninklijke Ahold Delhaize N.V.	25,661
34	Koninklijke DSM N.V.	5,748
1,996	Koninklijke KPN N.V.	6,770
60	Koninklijke Philips N.V.*	3,422
219	Koninklijke Vopak N.V.	10,897
408	NN Group N.V.	19,903
200	Randstad N.V.	14,039
237	Signify N.V.*(2)	12,190
838	Stellantis N.V.	14,908
119	Wolters Kluwer N.V.	10,336

		146,779

	New Zealand - 1.1%
214	Chorus Ltd.	1,059
1,154	Contact Energy Ltd.	5,662
137	EBOS Group Ltd.	2,826
674	Fisher & Paykel Healthcare Corp. Ltd. Class C	15,133
330	Genesis Energy Ltd.	805

The accompanying notes are an integral part of these financial statements.

8

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	New Zealand - 1.1% - (continued)
409	Infratil Ltd.	$2,039
34	Mainfreight Ltd.	1,650
456	Mercury NZ Ltd.	2,072
150	Meridian Energy Ltd.	565
1,822	Spark New Zealand Ltd.*	5,698

		37,509

	Norway - 0.8%
130	Austevoll Seafood ASA	1,578
104	Kongsberg Gruppen ASA	2,387
922	Orkla ASA	9,042
53	Salmar ASA	3,656
561	Telenor ASA	9,883

		26,546

	Portugal - 0.3%
241	Galp Energia SGPS S.A.	2,793
438	Jeronimo Martins SGPS S.A.	7,371

		10,164

	Russia - 0.5%
1,414	Evraz plc	11,261
348	Polymetal International plc	6,808

		18,069

	Singapore - 1.8%
800	CapitaLand Ltd.	2,242
8,200	ComfortDelGro Corp. Ltd.	10,451
503	DBS Group Holdings Ltd.	10,785
400	Jardine Cycle & Carriage Ltd.	6,710
1,753	Oversea-Chinese Banking Corp. Ltd.	15,337
500	Singapore Exchange Ltd.	3,708
1,900	Singapore Technologies Engineering Ltd.	5,503
600	Venture Corp. Ltd.	8,960

		63,696

	Spain - 1.7%
47	Acciona S.A.	7,898
217	ACS Actividades de Construccion y Servicios S.A.	7,212
82	Ebro Foods S.A.	1,691
40	Grupo Catalana Occidente S.A.	1,595
481	Iberdrola S.A.	6,208
327	Inmobiliaria Colonial Socimi S.A.	3,167
4,113	Mapfre S.A.	8,570
432	Merlin Properties Socimi S.A. REIT	4,422
104	Naturgy Energy Group S.A.	2,554
495	Red Electrica Corp. S.A.	8,780
6	Vidrala S.A.	659
61	Viscofan S.A.	4,216
104	Zardoya Otis S.A.	665

		57,637

	Sweden - 4.2%
287	Axfood AB(1)	6,861
107	Boliden AB	3,970
105	Bure Equity AB	3,607
505	Electrolux AB Class B	14,039
104	Essity AB Class B(1)	3,287
67	Getinge AB Class B	1,861
170	Holmen AB Class B	7,463
225	ICA Gruppen AB	11,003
317	Investor AB Class B	25,293
302	Kinnevik AB Class B*	14,678
86	L E Lundbergforetagen AB Class B*	4,697
608	Securitas AB Class B	10,341
325	Skanska AB Class B(1)	8,151
601	Swedbank AB Class A	10,597

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Sweden - 4.2% - (continued)
23	Swedish Match AB	$1,794
558	Swedish Orphan Biovitrum AB*	8,923
120	Telefonaktiebolaget LM Ericsson Class B	1,591
1,091	Telia Co. AB	4,730
41	Volvo AB Class B*(1)	1,038

		143,924

	Switzerland - 7.0%
217	Adecco Group AG	14,637
19	Allreal Holding AG	3,827
10	ALSO Holding AG*	2,875
81	Baloise Holding AG	13,774
54	Banque Cantonale Vaudoise	5,269
38	BKW AG	4,137
13	Bucher Industries AG	6,624
476	Credit Suisse Group AG	5,036
69	DKSH Holding AG	5,298
126	Galenica AG(2)	7,856
91	Kuehne + Nagel International AG	25,992
106	Logitech International S.A.	11,117
60	Nestle S.A.	6,689
109	Novartis AG	9,317
53	PSP Swiss Property AG	6,457
74	Roche Holding AG	23,972
31	SFS Group AG	3,858
2	SGS S.A.	5,683
35	Swiss Life Holding AG	17,200
127	Swiss Prime Site AG	11,724
42	Swisscom AG	22,534
17	Tecan Group AG	7,542
746	UBS Group AG	11,542
22	Zurich Insurance Group AG	9,364

		242,324

	United Kingdom - 10.1%
394	Admiral Group plc	16,840
142	AstraZeneca plc	14,173
2,244	B&M European Value Retail S.A.	16,326
1,772	BAE Systems plc	12,340
20	Berkeley Group Holdings plc	1,224
1,591	BT Group plc*	3,394
158	Close Brothers Group plc	3,377
65	Computacenter plc	2,123
2,609	Direct Line Insurance Group plc	11,263
217	DS Smith plc*	1,219
379	Electrocomponents plc	5,190
100	Ferguson plc	11,946
227	Frasers Group plc*	1,441
15	Genus plc	1,004
917	GlaxoSmithKline plc	16,234
211	Halma plc	6,903
436	Hikma Pharmaceuticals plc	13,677
1,055	Howden Joinery Group plc*	10,660
654	HSBC Holdings plc*	3,812
547	IG Group Holdings plc	6,792
200	IMI plc	3,677
40	Intertek Group plc	3,089
3,829	Kingfisher plc*	16,783
658	Legal & General Group plc	2,526
551	Mondi plc	14,047
477	National Grid plc	5,662
698	Pearson plc	7,443
880	Phoenix Group Holdings plc	8,897
216	RELX plc	5,417
271	Rio Tinto plc	20,674
2,983	Royal Mail plc*	20,761

The accompanying notes are an integral part of these financial statements.

9

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	United Kingdom - 10.1% - (continued)
283	Sage Group plc	$2,391
114	Schroders plc	5,500
353	Segro plc REIT	4,562
104	Smith & Nephew plc	1,974
179	Spectris plc	8,211
31	Spirax-Sarco Engineering plc	4,871
70	SSE plc	1,404
1,918	Standard Chartered plc	13,207
699	Tate & Lyle plc	7,374
786	Tesco plc	2,482
289	Tritax Big Box plc REIT	715
59	Unilever plc	3,292
3,963	Vodafone Group plc	7,227
6,634	WM Morrison Supermarkets plc	16,685

		348,809

	Total Common Stocks (cost $2,957,380)	$3,381,612

PREFERRED STOCKS - 0.1%
	Germany - 0.1%
92	Fuchs Petrolub SE	$4,409

	Total Preferred Stocks (cost $4,311)	$4,409

RIGHTS - 0.0%
	Australia - 0.0%
44	Computershare Ltd.*	$51

	Italy - 0.0%
420	Snam S.p.A.*	—

	Total Rights (cost $—)	$51

	Total Long-Term Investments (cost $2,961,691)	$3,386,072

SHORT-TERM INVESTMENTS - 1.6%
	Other Investment Pools & Funds - 0.2%
5,835	Fidelity Institutional Government Fund, Institutional Class, 0.01%(3)	$5,835

	Securities Lending Collateral - 1.4%
4,049	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	4,049
44,898	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)	44,898

		48,947

	Total Short-Term Investments (cost $54,782)	$54,782

Total Investments (cost $3,016,473)	99.9%	$3,440,854
Other Assets and Liabilities	0.1%	2,468

Total Net Assets	100.0%	$3,443,322

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $50,595, representing 1.5% of net assets.

(3)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$287,294	$—	$287,294	$—
Austria	11,302	2,604	8,698	—
Belgium	49,049	1,600	47,449	—
Canada	367,783	367,783	—	—
China	20,077	—	20,077	—
Denmark	66,174	—	66,174	—
Finland	33,729	1,133	32,596	—
France	203,419	—	203,419	—
Germany	166,366	—	166,366	—
Hong Kong	158,603	—	158,603	—
Ireland	16,564	12,568	3,996	—
Israel	39,960	14,278	25,682	—
Italy	88,753	—	88,753	—
Japan	763,820	6,463	757,357	—
Luxembourg	13,262	—	13,262	—
Netherlands	146,779	14,908	131,871	—
New Zealand	37,509	—	37,509	—
Norway	26,546	—	26,546	—
Portugal	10,164	7,371	2,793	—
Russia	18,069	—	18,069	—
Singapore	63,696	—	63,696	—
Spain	57,637	3,945	53,692	—
Sweden	143,924	—	143,924	—
Switzerland	242,324	3,827	238,497	—
United Kingdom	348,809	—	348,809	—
Preferred Stocks	4,409	—	4,409	—
Rights	51	51	—	—
Short-Term Investments	54,782	54,782	—	—

Total	$3,440,854	$491,313	$2,949,541	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Large Cap Value Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 1.0%
46	Autoliv, Inc.	$4,269
48	General Motors Co.	2,758
154	Gentex Corp.	5,493

		12,520

	Banks - 4.3%
235	Bank of America Corp.	9,092
33	First Republic Bank	5,503
117	JP Morgan Chase & Co.	17,811
51	PNC Financial Services Group, Inc.	8,946
10	SVB Financial Group*	4,937
104	U.S. Bancorp	5,752

		52,041

	Capital Goods - 9.4%
88	A.O. Smith Corp.	5,950
42	Caterpillar, Inc.	9,739
35	Cummins, Inc.	9,069
26	Deere & Co.	9,728
42	Dover Corp.	5,759
63	Eaton Corp. plc	8,712
35	Emerson Electric Co.	3,158
77	Graco, Inc.	5,515
44	Honeywell International, Inc.	9,551
26	IDEX Corp.	5,442
115	Johnson Controls International plc	6,862
45	Lincoln Electric Holdings, Inc.	5,532
56	PACCAR, Inc.	5,203
12	Quanta Services, Inc.	1,056
7	Snap-on, Inc.	1,615
58	Trane Technologies plc	9,602
14	WW Grainger, Inc.	5,613
52	Xylem, Inc.	5,469

		113,575

	Commercial & Professional Services - 2.8%
25	CACI International, Inc. Class A*	6,166
48	Jacobs Engineering Group, Inc.	6,205
61	Leidos Holdings, Inc.	5,873
53	Republic Services, Inc.	5,266
79	Waste Management, Inc.	10,193

		33,703

	Consumer Durables & Apparel - 3.5%
275	NIKE, Inc. Class B	36,544
28	Whirlpool Corp.	6,170

		42,714

	Consumer Services - 0.1%
10	Terminix Global Holdings, Inc.*	477
4	Vail Resorts, Inc.	1,166

		1,643

	Diversified Financials - 9.6%
24	Ameriprise Financial, Inc.	5,579
152	Berkshire Hathaway, Inc. Class B*	38,831
13	BlackRock, Inc.	9,801
142	Charles Schwab Corp.	9,256
43	Evercore, Inc. Class A	5,665
155	Franklin Resources, Inc.	4,588
27	Goldman Sachs Group, Inc.	8,829
79	Intercontinental Exchange, Inc.	8,823
180	Jefferies Financial Group, Inc.	5,418
112	Morgan Stanley	8,698
45	Raymond James Financial, Inc.	5,515
258	SLM Corp.	4,636
4	Voya Financial, Inc.	255

		115,894

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Energy - 4.1%
291	Cabot Oil & Gas Corp.	$5,465
88	Chevron Corp.	9,222
410	Exxon Mobil Corp.	22,890
361	Kinder Morgan, Inc.	6,011
228	Williams Cos., Inc.	5,401

		48,989

	Food & Staples Retailing - 0.5%
2	Casey’s General Stores, Inc.	433
167	Kroger Co.	6,010

		6,443

	Food, Beverage & Tobacco - 3.0%
96	Archer-Daniels-Midland Co.	5,472
68	Bunge Ltd.	5,390
78	Conagra Brands, Inc.	2,933
246	Flowers Foods, Inc.	5,855
99	Hormel Foods Corp.	4,730
48	JM Smucker Co.	6,074
106	Mondelez International, Inc. Class A	6,204

		36,658

	Health Care Equipment & Services - 5.7%
10	Anthem, Inc.	3,590
75	Baxter International, Inc.	6,325
8	Becton Dickinson and Co.	1,945
13	Cooper Cos., Inc.	4,993
131	CVS Health Corp.	9,855
42	Henry Schein, Inc.*	2,908
22	Laboratory Corp. of America Holdings*	5,611
19	LHC Group, Inc.*	3,633
77	Medtronic plc	9,096
42	Omnicell, Inc.*	5,455
46	Quest Diagnostics, Inc.	5,904
37	Stryker Corp.	9,012

		68,327

	Household & Personal Products - 0.8%
31	Estee Lauder Cos., Inc. Class A	9,016

	Insurance - 6.4%
113	Aflac, Inc.	5,783
82	Allstate Corp.	9,422
45	Arthur J Gallagher & Co.	5,615
24	Assurant, Inc.	3,402
108	Brown & Brown, Inc.	4,937
55	Chubb Ltd.	8,688
128	CNA Financial Corp.	5,713
11	Everest Re Group Ltd.	2,726
46	Hanover Insurance Group, Inc.	5,955
48	Kemper Corp.	3,827
1	Markel Corp.*	1,140
156	MetLife, Inc.	9,483
19	Principal Financial Group, Inc.	1,139
61	Travelers Cos., Inc.	9,174

		77,004

	Materials - 5.5%
5	Air Products & Chemicals, Inc.	1,407
42	AptarGroup, Inc.	5,950
54	Crown Holdings, Inc.	5,240
15	Ecolab, Inc.	3,211
328	Graphic Packaging Holding Co.	5,956
103	International Paper Co.	5,569
36	Linde plc	10,085
65	Nucor Corp.	5,218
40	Packaging Corp. of America	5,379
65	PPG Industries, Inc.	9,767

The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Materials - 5.5% - (continued)
23	Reliance Steel & Aluminum Co.	$3,503
85	Sonoco Products Co.	5,381

		66,666

	Media & Entertainment - 2.9%
161	Altice USA, Inc. Class A*	5,237
378	Comcast Corp. Class A	20,454
47	Electronic Arts, Inc.	6,362
103	News Corp. Class A	2,619
1	Walt Disney Co.*	185

		34,857

	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
73	Agilent Technologies, Inc.	9,281
9	Bio-Rad Laboratories, Inc. Class A*	5,141
150	Bristol-Myers Squibb Co.	9,470
45	China Biologic Products Holdings, Inc.*	5,328
146	Gilead Sciences, Inc.	9,436
33	Jazz Pharmaceuticals plc*	5,424
599	Pfizer, Inc.	21,702
33	United Therapeutics Corp.*	5,520

		71,302

	Real Estate - 4.7%
60	Crown Castle International Corp. REIT	10,328
149	CubeSmart REIT	5,637
70	Digital Realty Trust, Inc. REIT	9,859
139	Duke Realty Corp. REIT	5,828
64	Life Storage, Inc. REIT	5,501
103	Medical Properties Trust, Inc. REIT	2,192
39	Mid-America Apartment Communities, Inc. REIT	5,630
24	Prologis, Inc. REIT	2,544
39	Public Storage REIT	9,623

		57,142

	Retailing - 1.5%
33	Advance Auto Parts, Inc.	6,055
49	Genuine Parts Co.	5,664
100	TJX Cos., Inc.	6,615

		18,334

	Semiconductors & Semiconductor Equipment - 1.5%
59	Analog Devices, Inc.	9,150
62	Micron Technology, Inc.*	5,469
28	Xilinx, Inc.	3,469

		18,088

	Software & Services - 3.6%
71	Amdocs Ltd.	4,981
120	Cognizant Technology Solutions Corp. Class A	9,374
76	International Business Machines Corp.	10,128
66	MAXIMUS, Inc.	5,876
81	SS&C Technologies Holdings, Inc.	5,659
27	Visa, Inc. Class A	5,717
13	VMware, Inc. Class A*	1,956

		43,691

	Technology Hardware & Equipment - 5.6%
53	Arrow Electronics, Inc.*	5,873
394	Cisco Systems, Inc.	20,374
139	Corning, Inc.	6,048
55	Dolby Laboratories, Inc. Class A	5,430
28	F5 Networks, Inc.*	5,841
199	Juniper Networks, Inc.	5,041
14	Littelfuse, Inc.	3,702
21	National Instruments Corp.	907
76	Seagate Technology plc	5,833
68	TE Connectivity Ltd.	8,779

		67,828

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Telecommunication Services - 6.3%
828	AT&T, Inc.	$25,063
90	Liberty Global plc Series C*	2,299
75	T-Mobile U.S., Inc.*	9,397
677	Verizon Communications, Inc.	39,367

		76,126

	Transportation - 3.4%
9	AMERCO	5,513
59	CH Robinson Worldwide, Inc.	5,630
20	CSX Corp.	1,928
35	FedEx Corp.	9,942
34	Landstar System, Inc.	5,612
21	Old Dominion Freight Line, Inc.	5,049
33	Union Pacific Corp.	7,274

		40,948

	Utilities - 5.4%
67	Alliant Energy Corp.	3,629
36	Ameren Corp.	2,929
74	American Electric Power Co., Inc.	6,268
11	American Water Works Co., Inc.	1,649
23	Atmos Energy Corp.	2,274
62	CMS Energy Corp.	3,796
74	Consolidated Edison, Inc.	5,535
9	DTE Energy Co.	1,198
85	Duke Energy Corp.	8,205
5	Eversource Energy	433
125	Exelon Corp.	5,467
43	PPL Corp.	1,240
56	Public Service Enterprise Group, Inc.	3,372
138	Southern Co.	8,578
58	WEC Energy Group, Inc.	5,428
73	Xcel Energy, Inc.	4,855

		64,856

	Total Common Stocks (cost $1,035,143)	$1,178,365

SHORT-TERM INVESTMENTS - 0.1%
	Other Investment Pools & Funds - 0.1%
1,215	Fidelity Institutional Government Fund, Institutional Class, 0.01%(1)	$1,215

	Total Short-Term Investments (cost $1,215)	$1,215

Total Investments (cost $1,036,358)	97.6%	$1,179,580
Other Assets and Liabilities	2.4%	29,467

Total Net Assets	100.0%	$1,209,047

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,520	$12,520	$—	$—
Banks	52,041	52,041	—	—
Capital Goods	113,575	113,575	—	—
Commercial & Professional Services	33,703	33,703	—	—
Consumer Durables & Apparel	42,714	42,714	—	—
Consumer Services	1,643	1,643	—	—
Diversified Financials	115,894	115,894	—	—
Energy	48,989	48,989	—	—
Food & Staples Retailing	6,443	6,443	—	—
Food, Beverage & Tobacco	36,658	36,658	—	—
Health Care Equipment & Services	68,327	68,327	—	—
Household & Personal Products	9,016	9,016	—	—
Insurance	77,004	77,004	—	—
Materials	66,666	66,666	—	—
Media & Entertainment	34,857	34,857	—	—
Pharmaceuticals, Biotechnology & Life Sciences	71,302	71,302	—	—
Real Estate	57,142	57,142	—	—
Retailing	18,334	18,334	—	—
Semiconductors & Semiconductor Equipment	18,088	18,088	—	—
Software & Services	43,691	43,691	—	—
Technology Hardware & Equipment	67,828	67,828	—	—
Telecommunication Services	76,126	76,126	—	—
Transportation	40,948	40,948	—	—
Utilities	64,856	64,856	—	—
Short-Term Investments	1,215	1,215	—	—

Total	$1,179,580	$1,179,580	$—	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

15

Hartford Multifactor Funds

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Hartford Multifactor International Fund	Hartford Multifactor Large Cap Value Fund
Assets:
Investments in securities, at market value(1)	$3,440,854	$1,179,580
Cash collateral held for securities on loan	2,576	—
Foreign currency	452	—
Receivables:
From affiliates	20,534	11,388
Dividends and interest	14,913	988
Securities lending income	24	—
Tax reclaims	1,643	—
Other assets	30,198	30,193

Total assets	3,511,194	1,222,149

Liabilities:
Obligation to return securities lending collateral	51,523	—
Payables:
Investment securities purchased	791	—
Investment management fees	839	191
Transfer agent fees	84	84
Accounting services fees	40	14
Board of Directors’ fees	22	7
Distribution fees	16	15
Accrued expenses	14,557	12,791

Total liabilities	67,872	13,102

Net assets	$3,443,322	$1,209,047

Summary of Net Assets:
Capital stock and paid-in-capital	$3,147,474	$1,060,040
Distributable earnings	295,848	149,007

Net assets	$3,443,322	$1,209,047

Shares authorized	300,000,000	300,000,000

Par value	$0.0001	$0.0001

Class R3: Net asset value per share	$10.94	$11.42

Shares outstanding	12,209	10,560

Net Assets	$133,526	$120,610

Class R4: Net asset value per share	$10.91	$11.44

Shares outstanding	10,431	10,553

Net Assets	$113,853	$120,692

Class R5: Net asset value per share	$10.93	$11.45

Shares outstanding	104,408	21,116

Net Assets	$1,141,267	$241,794

Class R6: Net asset value per share	$10.93	$11.45

Shares outstanding	104,438	31,707

Net Assets	$1,141,699	$363,128

Class Y: Net asset value per share	$10.93	$11.45

Shares outstanding	73,078	21,114

Net Assets	$798,808	$241,780

Class F: Net asset value per share	$10.93	$11.45

Shares outstanding	10,444	10,569

Net Assets	$114,169	$121,043

Cost of investments	$3,016,473	$1,036,358
Cost of foreign currency	$452	$—

(1) Includes Investment in securities on loan, at market value	$23,211	$—

The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Funds

Statements of Operations

For the Six-Month Period Ended March 31, 2021 (Unaudited)

	Hartford Multifactor International Fund	Hartford Multifactor Large Cap Value Fund
Investment Income:
Dividends	$44,443	$14,020
Securities lending	113	—
Less: Foreign tax withheld	(4,700)	—

Total investment income, net	39,856	14,020

Expenses:
Investment management fees	4,692	1,043
Transfer agent fees
Class R3	98	60
Class R4	62	62
Class R5	62	62
Class R6	21	7
Class Y	63	63
Class F	2	2
Distribution fees
Class R3	314	274
Class R4	134	137
Custodian fees	25,291	769
Registration and filing fees	40,084	40,083
Accounting services fees	230	78
Board of Directors’ fees	39	13
Audit fees	15,815	11,551
Legal fees	14,813	5,666
Other expenses	4,598	4,075

Total expenses (before waivers, reimbursements and fees paid indirectly)	106,318	63,945
Expense waivers	(99,645)	(61,766)
Distribution fee reimbursements	(390)	(397)

Total waivers, reimbursements and fees paid indirectly	(100,035)	(62,163)

Total expenses, net	6,283	1,782

Net Investment Income (Loss)	33,573	12,238

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	63,505	49,137
Other foreign currency transactions	107	—

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	63,612	49,137

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions of:
Investments	374,344	153,525
Translation of other assets and liabilities in foreign currencies	(103)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	374,241	153,525

Net Gain (Loss) on Investments and Foreign Currency Transactions	437,853	202,662

Net Increase (Decrease) in Net Assets Resulting from Operations	$471,426	$214,900

The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Funds

Statements of Changes in Net Assets

	Hartford Multifactor International Fund		Hartford Multifactor Large Cap Value Fund
	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income (loss)	$33,573	$73,023	$12,238	$26,150
Net realized gain (loss) on investments and foreign currency transactions	63,612	(208,918)	49,137	(49,509)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	374,241	1,606	153,525	(70,851)

Net Increase (Decrease) in Net Assets Resulting from Operations	471,426	(134,289)	214,900	(94,210)

Distributions to Shareholders:
Class R3	(1,259)	(3,077)	(2,252)	(3,749)
Class R4	(1,181)	(3,063)	(2,292)	(3,642)
Class R5	(12,760)	(30,333)	(4,837)	(7,131)
Class R6	(12,951)	(30,341)	(7,554)	(10,735)
Class Y	(8,908)	(21,182)	(4,828)	(7,116)
Class F	(1,295)	(3,034)	(2,518)	(3,579)

Total distributions	(38,354)	(91,030)	(24,281)	(35,952)

Capital Share Transactions:
Sold	—	21,621	—	—
Issued on reinvestment of distributions	38,354	91,030	24,281	35,952
Redeemed	(33)	(7,667)	—	—

Net increase from capital share transactions	38,321	104,984	24,281	35,952

Net Increase (Decrease) in Net Assets	471,393	(120,335)	214,900	(94,210)

Net Assets:
Beginning of period	2,971,929	3,092,264	994,147	1,088,357

End of period	$3,443,322	$2,971,929	$1,209,047	$994,147

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Multifactor International Fund

For the Six-Month Period Ended March 31, 2021 (Unaudited)
R3	$9.55	$0.09	$1.40	$1.49	$(0.10)	$—	$(0.10)	$10.94	15.69	%(4)	$134	7.18	%(5)	0.74	%(5)	1.72	%(5)	26%
R4	9.53	0.10	1.39	1.49	(0.11)	—	(0.11)	10.91	15.73	(4)	114	6.89	(5)	0.56	(5)	1.90	(5)	26
R5	9.55	0.11	1.39	1.50	(0.12)	—	(0.12)	10.93	15.80	(4)	1,141	6.54	(5)	0.38	(5)	2.08	(5)	26
R6	9.55	0.11	1.40	1.51	(0.13)	—	(0.13)	10.93	15.82	(4)	1,142	6.53	(5)	0.34	(5)	2.12	(5)	26
Y	9.55	0.11	1.39	1.50	(0.12)	—	(0.12)	10.93	15.80	(4)	799	6.54	(5)	0.39	(5)	2.08	(5)	26
F	9.55	0.11	1.40	1.51	(0.13)	—	(0.13)	10.93	15.82	(4)	114	6.53	(5)	0.34	(5)	2.12	(5)	26

For the Year Ended September 30, 2020
R3	$10.29	$0.23	$(0.68)	$(0.45)	$(0.27)	$(0.02)	$(0.29)	$9.55	(4.53)%		$115	8.41%		0.50%		2.37%		61%
R4	10.29	0.23	(0.69)	(0.46)	(0.28)	(0.02)	(0.30)	9.53	(4.55)		98	8.21		0.49		2.33		61
R5	10.29	0.24	(0.68)	(0.44)	(0.28)	(0.02)	(0.30)	9.55	(4.36)		985	7.83		0.35		2.46		61
R6	10.29	0.24	(0.68)	(0.44)	(0.28)	(0.02)	(0.30)	9.55	(4.36)		985	7.82		0.34		2.48		61
Y	10.29	0.24	(0.68)	(0.44)	(0.28)	(0.02)	(0.30)	9.55	(4.37)		689	7.83		0.36		2.46		61
F	10.29	0.24	(0.68)	(0.44)	(0.28)	(0.02)	(0.30)	9.55	(4.36)		99	7.82		0.34		2.48		61

For the Period Ended September 30, 2019(6)
R3	$10.00	$0.10	$0.20	$0.30	$(0.01)	$—	$(0.01)	$10.29	2.99	%(4)	$103	7.71	%(5)	0.47	%(5)	2.94	%(5)	19%
R4	10.00	0.10	0.20	0.30	(0.01)	—	(0.01)	10.29	3.02	(4)	103	7.47	(5)	0.41	(5)	2.99	(5)	19
R5	10.00	0.10	0.20	0.30	(0.01)	—	(0.01)	10.29	3.04	(4)	1,031	7.22	(5)	0.35	(5)	3.05	(5)	19
R6	10.00	0.10	0.21	0.31	(0.02)	—	(0.02)	10.29	3.05	(4)	1,031	7.22	(5)	0.34	(5)	3.06	(5)	19
Y	10.00	0.10	0.20	0.30	(0.01)	—	(0.01)	10.29	3.04	(4)	722	7.22	(5)	0.35	(5)	3.05	(5)	19
F	10.00	0.10	0.21	0.31	(0.02)	—	(0.02)	10.29	3.05	(4)	103	7.22	(5)	0.34	(5)	3.05	(5)	19

Hartford Multifactor Large Cap Value Fund

For the Six-Month Period Ended March 31, 2021 (Unaudited)
R3	$9.60	$0.10	$1.94	$2.04	$(0.22)	$—	$(0.22)	$11.42	21.47	%(4)	$121	12.14	%(5)	0.57	%(5)	1.99	%(5)	43%
R4	9.61	0.11	1.94	2.05	(0.22)	—	(0.22)	11.44	21.60	(4)	121	11.89	(5)	0.46	(5)	2.09	(5)	43
R5	9.63	0.12	1.93	2.05	(0.23)	—	(0.23)	11.45	21.59	(4)	242	11.58	(5)	0.31	(5)	2.24	(5)	43
R6	9.64	0.12	1.93	2.05	(0.24)	—	(0.24)	11.45	21.58	(4)	363	11.53	(5)	0.24	(5)	2.31	(5)	43
Y	9.63	0.12	1.93	2.05	(0.23)	—	(0.23)	11.45	21.59	(4)	242	11.58	(5)	0.31	(5)	2.23	(5)	43
F	9.64	0.12	1.93	2.05	(0.24)	—	(0.24)	11.45	21.58	(4)	121	11.53	(5)	0.24	(5)	2.31	(5)	43

For the Year Ended September 30, 2020
R3	$10.88	$0.25	$(1.16)	$(0.91)	$(0.18)	$(0.19)	$(0.37)	$9.60	(8.75)%		$99	15.68%		0.39%		2.47%		92%
R4	10.88	0.25	(1.16)	(0.91)	(0.17)	(0.19)	(0.36)	9.61	(8.74)		99	15.44		0.40		2.47		92
R5	10.88	0.25	(1.15)	(0.90)	(0.16)	(0.19)	(0.35)	9.63	(8.62)		199	15.11		0.32		2.55		92
R6	10.88	0.26	(1.14)	(0.88)	(0.17)	(0.19)	(0.36)	9.64	(8.51)		298	15.03		0.24		2.63		92
Y	10.88	0.25	(1.15)	(0.90)	(0.16)	(0.19)	(0.35)	9.63	(8.62)		199	15.11		0.33		2.54		92
F	10.88	0.26	(1.14)	(0.88)	(0.17)	(0.19)	(0.36)	9.64	(8.51)		99	15.03		0.24		2.63		92

For the Period Ended September 30, 2019(6)
R3	$10.00	$0.09	$0.79	$0.88	$—	$—	$—	$10.88	8.80	%(4)	$109	19.26	%(5)	0.37	%(5)	2.41	%(5)	31%
R4	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	109	19.01	(5)	0.31	(5)	2.46	(5)	31
R5	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	218	18.75	(5)	0.25	(5)	2.53	(5)	31
R6	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	327	18.76	(5)	0.24	(5)	2.54	(5)	31
Y	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	218	18.75	(5)	0.25	(5)	2.53	(5)	31
F	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	109	18.76	(5)	0.24	(5)	2.54	(5)	31

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on May 31, 2019.

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Funds

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series as of March 31, 2021. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Multifactor International Fund (the “Multifactor International Fund”)

Hartford Multifactor Large Cap Value Fund (the “Multifactor Large Cap Value Fund”)

The Funds commenced operations on May 31, 2019. Each Fund has registered for sale Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. These classes of shares do not have a sales charge.

The assets of each Fund are separate and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund’s shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

20

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures established by the Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

21

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 7 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to dividend or interest income on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of the Multifactor International Fund is to pay dividends from net investment income semi-annually and realized gains, if any, at least once a year. The policy of the Multifactor Large Cap Value Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

22

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

4.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

5.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Multifactor International Fund	$3,016,473	$488,926	$(64,545)	$424,381
Multifactor Large Cap Value Fund	1,036,358	149,956	(6,734)	143,222

c)	Capital Loss Carryforward - Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Multifactor International Fund	$126,212	$79,270
Multifactor Large Cap Value Fund	34,297	9,240

23

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

6.	Expenses:

a)

Investment Management Agreement – Lattice Strategies LLC (the “Investment Manager” or “Lattice”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.

The schedule below reflects the rates of compensation paid to Lattice for investment management services rendered as of March 31, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor International Fund	0.290% on first $1 billion and;
0.280% over $1 billion

Multifactor Large Cap Value Fund	0.190% on first $1 billion and;
0.180% over $1 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series of the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of March 31, 2021, Lattice contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through January 31, 2022 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	1.04%	0.74%	0.44%	0.34%	0.44%	0.34%
Multifactor Large Cap Value Fund	0.94%	0.64%	0.34%	0.24%	0.34%	0.24%

d)

Distribution and Service Plan for Class R3 and R4 Shares – The Board of Directors has approved the adoption of a separate distribution plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class R3 and Class R4 shares. Under a Plan, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to Hartford Funds Distributors, LLC (“HFD”), some or all of which may be paid to select broker-dealers. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund.

e)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of Lattice, HFMC and/or The Hartford or its subsidiaries. For the period ended March 31, 2021, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Multifactor International Fund	$2
Multifactor Large Cap Value Fund	1

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any

24

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. These fees are accrued daily and paid monthly.

For the period ended March 31, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	0.16%	0.12%	0.01%	0.00%	0.02%	0.00%
Multifactor Large Cap Value Fund	0.11%	0.11%	0.06%	0.00%	0.06%	0.00%

7.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

25

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Multifactor International Fund	$23,211	$(23,211)	$—
Multifactor Large Cap Value Fund	—	—	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor International Fund	$51,523	$—
Multifactor Large Cap Value Fund	—	—

8.	Secured Borrowings:

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multifactor International Fund
Securities Lending Transactions(1)
Common Stocks	$51,523	$—	$—	$—	$51,523

Total Borrowings	$51,523	$—	$—	$—	$51,523

Gross amount of recognized liabilities for securities lending transactions					$51,523

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Affiliate Holdings:

As of March 31, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	85%	100%	100%	100%	100%	100%
Multifactor Large Cap Value Fund	100%	100%	100%	100%	100%	100%

Percentage of Fund by Class:

Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	3%	3%	33%	34%	23%	3%
Multifactor Large Cap Value Fund	10%	10%	20%	30%	20%	10%

26

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

10.	Investment Transactions:

For the six-month period ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Multifactor International Fund	$812,772	$835,842	$—	$—	$812,772	$835,842
Multifactor Large Cap Value Fund	459,564	452,904	—	—	459,564	452,904

11.	Capital Share Transactions:

The following information is for the six-month period ended March 31, 2021, and the year ended September 30, 2020:

	For the Six-Month Period Ended March 31, 2021		For the Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Multifactor International Fund
Class R3
Shares Sold	—	$—	2,598	$21,621
Shares Issued for Reinvested Dividends	120	1,259	306	3,077
Shares Redeemed	(3)	(33)	(821)	(7,667)

Net Increase (Decrease)	117	1,226	2,083	17,031

Class R4
Shares Issued for Reinvested Dividends	113	$1,181	307	$3,063

Net Increase (Decrease)	113	1,181	307	3,063

Class R5
Shares Issued for Reinvested Dividends	1,217	$12,760	3,052	$30,333

Net Increase (Decrease)	1,217	12,760	3,052	30,333

Class R6
Shares Issued for Reinvested Dividends	1,236	$12,951	3,055	$30,341

Net Increase (Decrease)	1,236	12,951	3,055	30,341

Class Y
Shares Issued for Reinvested Dividends	850	$8,908	2,131	$21,182

Net Increase (Decrease)	850	8,908	2,131	21,182

Class F
Shares Issued for Reinvested Dividends	124	$1,295	305	$3,034

Net Increase (Decrease)	124	1,295	305	3,034

Total Net Increase (Decrease)	3,657	$38,321	10,933	$104,984

Multifactor Large Cap Value Fund
Class R3
Shares Issued for Reinvested Dividends	219	$2,252	341	$3,749

Net Increase (Decrease)	219	2,252	341	3,749

Class R4
Shares Issued for Reinvested Dividends	221	$2,292	332	$3,642

Net Increase (Decrease)	221	2,292	332	3,642

Class R5
Shares Issued for Reinvested Dividends	467	$4,837	649	$7,131

Net Increase (Decrease)	467	4,837	649	7,131

Class R6
Shares Issued for Reinvested Dividends	731	$7,554	976	$10,735

Net Increase (Decrease)	731	7,554	976	10,735

Class Y
Shares Issued for Reinvested Dividends	467	$4,828	647	$7,116

Net Increase (Decrease)	467	4,828	647	7,116

27

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

	For the Six-Month Period Ended March 31, 2021		For the Year Ended September 30, 2020
	Shares	Amount	Shares	Amount

Multifactor Large Cap Value Fund – (continued)
Class F
Shares Issued for Reinvested Dividends	243	$2,518	326	$3,579

Net Increase (Decrease)	243	2,518	326	3,579

Total Net Increase (Decrease)	2,348	$24,281	3,271	$35,952

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has net assets of less than or equal to $1.17 billion and if a Fund has net assets greater than $1.17 billion, based on the notional asset level of $1.17 billion. During and as of the six-month period ended March 31, 2021, none of the Funds had borrowings under this facility.

13.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal period ended September 30, 2019. EY’s report on the Funds’ financial statements for the fiscal period ended September 30, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal period ended on September 30, 2019 and through November 26, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended September 30, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended March 31, 2021, events and transactions subsequent to March 31, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

28

Hartford Multifactor Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

29

Hartford Multifactor Funds

Supplemental Proxy Information (Unaudited)

A joint special meeting of shareholders of the Funds was held on October 21, 2020 (the “Shareholder Meeting”). The Shareholder Meeting was held for the purpose of electing members of the Funds’ Board of Directors. Shareholders elected the following ten (10) Directors at the Shareholder Meeting:

•	Hilary E. Ackermann
•	Robin C. Beery
•	Lynn S. Birdsong
•	Derrick D. Cephas
•	James E. Davey
•	Christine R. Detrick
•	Andrew A. Johnson
•	Paul L. Rosenberg
•	Lemma W. Senbet
•	David Sung

The results of the shareholders’ election of Directors were as follows:

The Harford Mutual Funds II, Inc. Shares Outstanding (as of Record Date): 768,594,114.957 Total Shares Voted: 566,699,328.863 Percentage of Shares Voted: 73.731%
Director	Vote	Total Shares Voted	Percentage of Shares Voted	Percentage of Shares Outstanding
Hilary E. Ackermann	For:	556,660,539.359	98.229%	72.425%
	Withheld:	10,038,789.504	1.771%	1.306%
Robin C. Beery	For:	556,944,922.870	98.279%	72.462%
	Withheld:	9,754,405.993	1.721%	1.269%
Lynn S. Birdsong	For:	556,292,460.990	98.164%	72.377%
	Withheld:	10,406,867.873	1.836%	1.354%
Derrick D. Cephas	For:	556,856,991.347	98.264%	72.451%
	Withheld:	9,842,337.516	1.736%	1.280%
James E. Davey	For:	557,044,179.884	98.297%	72.475%
	Withheld:	9,655,148.979	1.703%	1.256%
Christine R. Detrick	For:	557,270,841.428	98.337%	72.505%
	Withheld:	9,428,487.435	1.663%	1.226%
Andrew A. Johnson	For:	556,714,377.226	98.239%	72.432%
	Withheld:	9,984,951.637	1.761%	1.299%
Paul L. Rosenberg	For:	556,427,961.551	98.188%	72.395%
	Withheld:	10,271,367.312	1,812%	1.336%
Lemma W. Senbet	For:	556,309,838.539	98.167%	72.380%
	Withheld:	10,389,490.324	1.833%	1.351%
David Sung	For:	556,545,785.718	98.209%	72.410%
	Withheld:	10,153,543.145	1.791%	1.321%

As of the date of the Shareholder Meeting, Mr. Duane E. Hill served as a Director and did not seek re-election. Mr. Hill continued to serve as a Director until his scheduled retirement on December 31, 2020.

30

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Lattice Strategies, LLC (Lattice) is the Fund’s investment manager and Mellon Investments Corporation is the Fund’s subadviser. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice.

MFSAR-MLT21    05/21    222520    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: June 7, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 7, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 7, 2021	By:	/s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)